CAPITAL STOCK (Details Narrative) - USD ($)		1 Months Ended
	Jun. 03, 2016	Jun. 30, 2016	Sep. 30, 2017	Jun. 30, 2017
Common stock, authorized		75,000,000	75,000,000	75,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, issued		8,000,000	8,000,000	8,000,000
Common stock, outstanding		8,000,000	8,000,000	8,000,000
Value of shares issued for cash		$ 8,000
Shares issued per share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common Stock [Member]
Value of shares issued for cash	$ 8,000	$ 8,000
Number of shares issued for cash	8,000,000	8,000,000
Shares issued per share (in dollars per share)	$ 0.001